EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2016	2015	2014
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(186,531)	(171,146)	(48,017)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2016	2015	2014
Basic and diluted loss per share:
Weighted average number of common shares outstanding	93,933	93,357	87,013

Loss per share are as follows:

	2016	2015	2014
Basic and diluted	$(1.99)	$(1.83)	$(0.55)